Inventories - Adjustments in Inventory (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories Net [Line Items]
Write-down of inventories	$ 14,255	$ 6,743